                                              Registration No. 333-53909

   As filed with the Securities and Exchange Commission on February 17, 1999


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6
                         POST-EFFECTIVE AMENDMENT NO. 1
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
       OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                             (Exact Name of Trust)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           (Exact Name of Depositor)
                              2727-A Allen Parkway
                           Houston, Texas 77019-2191
         (Complete Address of Depositor's Principal Executive Offices)

                             Pauletta P. Cohn, Esq.
                    Associate General Counsel and Secretary
                        American General Life Companies
                               2727 Allen Parkway
                           Houston, Texas 77019-2191
                (Name and Complete Address of Agent for Service)

                Title and Amount of Securities Being Registered:
                  An Indefinite Amount of Units of Interest in
                    American General Life Insurance Company
                             Separate Account VL-R
                     Under Variable Life Insurance Policies

Amount of Filing Fee:  None required.

It is proposed that this filing will become effective 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

Registrant elects to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Investment Company Act of 1940, with respect to the Variable Life Insurance Policies described in the Prospectus.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                  RECONCILIATION AND TIE BETWEEN ITEMS IN FORM
                           N-8B-2 AND THE PROSPECTUS
                    (PURSUANT TO INSTRUCTION 4 OF FORM S-6)

                             CROSS REFERENCE SHEET


ITEM NO. OF FORM N-8B-2*                        PROSPECTUS CAPTION
------------------------                        ------------------
1                               Additional Information : Separate Account VL-R.
2                               Additional Information: AGL.
3                               Inapplicable.
4                               Additional Information: Distribution of Policies.
5, 6                            Additional Information: Separate Account VL-R.
7                               Inapplicable.**
8                               Inapplicable.**
9                               Additional Information: Legal Matters.
10(a)                           Additional Information: Your Beneficiary, Assigning
                                 Your Policy.
10(b)                           Basic Questions You May Have: How will the value
                                 of my investment in a Policy change over time?
10(c)(d)                        Basic Questions You May Have: How can I change
                                 my Policy's insurance coverage?  How can I access
                                 my investment in a Policy? Can I choose the form
                                 in which AGL pays out any proceeds from my
                                 Policy? Additional Information: Payment of Policy
                                 Proceeds.
10(e)                           Basic Questions You May Have: Must I invest any
                                 minimum amount in a policy?
10(f)                           Additional Information: Voting Privileges.
10(g)(1), 10(g)(4),             Basic Questions You May Have: To what extent will
 10(h)(3), 10(h)(2)              AGL vary the terms and conditions of the Policies
                                 in  particular cases? Additional Information: Voting
                                 Privileges; Additional Rights That We Have.
10(g)(3), 10(g)(4),
 10(h)(3), 10(h)(4)             Inapplicable.**
10(i)                           Additional Information: Separate Account VL-R;
                                 Tax Effects.
11                              Basic Questions You May Have: How will the value
                                 of my investment in a Policy change over time?
                                Additional Information: Separate Account VL-R.
12(a)                           Additional Information: Separate Account VL-R;
                                 Front Cover.
12(b)                           Inapplicable.**
12(c), 12(d)                    Inapplicable.**
12(e)                           Inapplicable, because the Separate Account did not
                                 commence operations until 1998.
13(a)                           Basic Questions You May Have: What charges will
                                 AGL deduct from my investment in a Policy?  What
                                 charges and expenses will the Mutual Funds deduct
                                 from the amounts I invest through my Policy?
                                Additional Information: More About Policy
                                 Charges.
13(b)                           Illustrations of Hypothetical Policy Benefits.
13(c)                           Inapplicable.**




13(d)                           Basic Questions You May Have: To what extent will
                                 AGL vary the terms and conditions of the Policy in
                                 particular cases?
13(e), 13(f), 13(g)             None.
14                              Basic Questions You May Have: How can I invest money in a Policy?
15                              Basic Questions You May Have: How can I invest money in a Policy?
                                 How do I communicate with AGL?
16                              Basic Questions You May Have: How will the value of my investment in a Policy change over time?

ITEM NO.                        ADDITIONAL INFORMATION
--------                        ----------------------
17(a), 17(b)                    Captions referenced under Items 10(c), 10(d), and 10(e).
17(c)                           Inapplicable.**
18(a)                           Captions referred to under Item 16.
18(b), 18(d)                    Inapplicable.**
18(c)                           Additional Information: Separate Account VL-R.
19                              Additional Information: Separate Account VL-R; Our  Reports to Policy Owners.
20(a), 20(b), 20(c), 20(d),
 20(e), 20(f)                   Inapplicable.**
21(a), 21(b)                    Basic Questions You May Have: How can I access my investment in a Policy?
                                 Additional Information: Payment of Policy Proceeds.
21(c)                           Inapplicable.**
22                              Additional Information: Payment of Policy Proceeds-
                                 Delay to Challenge Coverage.
23                              Inapplicable.**
24                              Basic Questions You May Have; Additional Information.
25                              Additional Information: AGL.
26                              Inapplicable, because the Separate Account did not  commence operations until 1998.
27                              Additional Information: AGL.
28                              Additional Information: AGL's Management.
29                              Additional Information: AGL.
30, 31, 32, 33, 34              Inapplicable, because the Separate Account did not commence operations until 1998.
35                              Inapplicable.**
36                              Inapplicable.**
37                              None.
38, 39                          Additional Information: Distribution of the Policies.
40                              Inapplicable, because the Separate Account did not commence operations until 1998.
41(a)                           Additional Information: Distribution of the Policies.
41(b), 41(c)                    Inapplicable.**
42, 43                          Inapplicable, because the Separate Account did not commence operations or issue any securities until 1998.
44(a)(1), 44(a)(2), 44(a)(3)    Basic Questions You May Have: How will the value of my investment in a Policy change over time?
44(a)(4)                        Additional Information: Tax Effects--Our taxes.
44(a)(5), 44(a)(6)              Basic Questions You May Have: What charges will AGL deduct from my investment in a Policy?
44(b)                           Inapplicable.**
44(c)                           Caption referenced in 13(d) above.




45                              Inapplicable, because the Separate Account did not commence operations until 1998.
46(a)                           Captions referenced in 44(a) above.
46(b)                           Inapplicable.**
47, 48, 49                      None.
50                              Inapplicable.**
51                              Inapplicable.**
52(a), 52(c)                    Basic Questions You May Have: To what extent can
                                 AGL vary the terms and conditions of the Policy in
                                 particular cases? Additional Information:
                                Additional Rights That We Have.
52(b), 52(d)                    None.
53(a)                           Additional Information: Tax Effects--Our taxes.
53(b), 54                       Inapplicable.**
55                              Illustrations of Hypothetical Policy Benefits.
56-59                           Inapplicable.**



* Registrant includes this Reconciliation and Tie in its Registration Statement in compliance with Instruction 4 as to the Prospectus as set out in Form S-6. Separate Account VL-R (Account) has previously filed a notice of registration as an investment company on Form N-8A under the Investment Company Act of 1940 (Act), and a Form N-8B-2 Registration Statement. Pursuant to Sections 8 and 30(b)(1) of the Act, Rule 30a-1 under the Act, and Forms N-8B-2 and N-SAR under that Act, the Account will keep its Form N-8B-2 Registration Statement current through the filing of periodic reports required by the Securities and Exchange Commission (Commission).

** Not required pursuant to either Instruction 1(a) as to the Prospectus as set out in Form S-6 or the administrative practice of the Commission and its staff of adapting the disclosure requirements of the Commission's registration statement forms in recognition of the differences between variable life insurance policies and other periodic payment plan certificates issued by investment companies and between separate accounts organized as management companies and unit investment trusts.

                                  LEGACY PLUS
   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY (THE "POLICY") ISSUED BY
                AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL")

                                 HOME OFFICE:

              (Express Delivery)                        (US Mail)
             2727-A Allen Parkway                Variable Universal Life
          Houston, Texas 77019-2191                   Administration
            PHONE:  1-888-325-9315                     P.O. Box 4880
                or  1-713-831-3443              Houston, Texas 77210-4880
              FAX:  1-713-620-3857

  Investment options. You may invest in the following variable investment options and change your selections from time to time:

------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS, INC.            AMERICAN GENERAL SERIES        MFS VARIABLE INSURANCE       PUTNAM VARIABLE TRUST
 .AIM V.I. International                       PORTFOLIO COMPANY              TRUST                        .Putnam VT Diversified
 Equity Fund                                  .Money Market Fund             .MFS Emerging Growth          Income Fund
 .AIM V.I. Value Fund                                                         Series                       .Putnam VT Growth
                                                                                                           and Income Fund
AIM Advisors, Inc./*/                         Variable Annuity Life          Massachusetts Financial
                                              Insurance Company /*/          Services Company/*/          Putnam Management, Inc./*/

------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON VARIABLE PRODUCTS SERIES FUND       ONE GROUP INVESTMENT           OPPENHEIMER VARIABLE
 .Franklin Small Cap                           TRUST                          ACCOUNT FUNDS
  Investments Fund/1/                         .Bond Portfolio                .Oppenheimer High
 .Templeton Developing                         .Diversified Mid-Cap            Income
  Markets Fund/2/                             .Equity Index Fund
 .Templeton International                      .Mid Cap Value
  Fund/3/

/1/ Franklin Advisers, Inc./*/
/2/ Templeton Asset                           Banc One Investment            Oppenheimer Funds, Inc./*/
    Management Ltd./*/                        Advisors /*/
/3/ Templeton Investment
    Counsel, Inc./*/
------------------------------------------------------------------------------------------------------------------------------------

BT INSURANCE FUNDS TRUST                      MORGAN STANLEY DEAN WITTER     ROYCE CAPITAL
 .Equity 500 Index                             UNIVERSAL FUNDS, INC.          FUNDS
 .EAFE Equity Index                            .Equity Growth                 .Royce Total Return

Bankers Trust Company/*/                      Morgan Stanley Dean Witter
                                              Investment Management Inc./*/    Royce & Associates, Inc./*/
------------------------------------------------------------------------------------------------------------------------------------

*The Investment Adviser of the investment option

SEPARATE PROSPECTUSES CONTAIN MORE INFORMATION ABOUT THE MUTUAL FUNDS ("FUNDS" OR "MUTUAL FUNDS") IN WHICH WE INVEST THE ACCUMULATION VALUE THAT YOU ALLOCATE TO ANY OF THE ABOVE-LISTED INVESTMENT OPTIONS. THE FORMAL NAME OF EACH SUCH FUND IS SET FORTH IN THE CHART THAT APPEARS ABOVE. YOUR INVESTMENT RESULTS IN ANY SUCH OPTION WILL DEPEND ON THOSE OF THE RELATED FUND. YOU SHOULD BE SURE YOU ALSO READ THE PROSPECTUS OF THE MUTUAL FUND FOR ANY SUCH INVESTMENT OPTION YOU MAY BE INTERESTED IN. YOU CAN REQUEST FREE COPIES OF ANY OR ALL OF THE MUTUAL FUND PROSPECTUSES FROM YOUR AGL REPRESENTATIVE OR FROM US AT OUR HOME OFFICE LISTED ABOVE.

  Other choices you have. During the insured person's lifetime, you can (1) increase (but not decrease) the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose, within limits, when and how much you invest, and (4) choose whether the amount you have invested under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary.

  Charges and expenses. We deduct charges and expenses from the amounts you
invest. These are described beginning on page   .

  Right to return. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund any premiums paid adjusted to reflect investment experience. (In some states, we will return premiums paid as required by state law.) To exercise your right to return your Policy, you must mail it directly to the Home Office address shown on the first page of this prospectus or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the above-listed investment options as you have chosen. Any additional premium we receive during the 15-day period will also be invested in the money market division and allocated to the investment options at the same time as your initial premium.

  We have designed this Prospectus to provide you with information that you should have before investing in the Policies Please read the Prospectus carefully and keep it for future reference.

  NEITHER THE SECURITIES AND EXCHANGE COMMISSION ("SEC") OR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE POLICIES ARE NOT AVAILABLE IN ALL STATES.

  THE POLICIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL INVESTED.



THIS BOOKLET IS CALLED A "PROSPECTUS." ITS DATE IS__________, 1999.

                           GUIDE TO THIS PROSPECTUS

  This booklet (which is called a "prospectus") contains information that you should know before you purchase a Legacy Plus policy ("Policy") or exercise any of your rights or privileges under a Policy.

  Basic Information. Here are the page numbers in this prospectus where you may find answers to most of your questions:

                                                            PAGE TO
                                                            SEE IN THIS
                                                            PROSPECTUS
                                                            ----------

BASIC QUESTIONS YOU MAY HAVE
----------------------------

   How can I invest money in a Policy?
   How will the value of my investment in a Policy change over time? What is the basic amount of insurance ("death benefit")
     that AGL pays when the insured person dies?
   What charges will AGL deduct from my investment in a Policy?
   What charges and expenses will the Mutual Funds deduct from amounts I invest through my
   Must I invest any minimum amount in a Policy?
   How can I change my Policy's investment options?
   How can I change my Policy's insurance coverage?
   What additional rider benefits might I select?
   How can I access my investment in a Policy?
   Can I choose the form in which AGL pays out proceeds from my Policy? To what extent can AGL vary the terms and conditions of the Policy in particular cases?
   How will my Policy be treated for income tax purposes?
   How do I communicate with AGL?

  New Investment Options. This prospectus introduces the following twelve new investment options:

 .AIM VARIABLE INSURANCE FUNDS, INC.          .ONE GROUP INVESTMENT TRUST
    AIM V.I. International Equity Fund           Bond Portfolio
 .MFS VARIABLE INSURANCE TRUST                    Diversified Mid-Cap
    MFS Emerging Growth Series                   Equity Index Fund
 .PUTNAM VARIABLE TRUST                           Mid Cap Value
    Putnam VT Diversified Income Fund        .OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Putnam VT Growth and Income Fund             Oppenheimer High Income
 .TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Franklin Small Cap Investments Fund
    Templeton Developing Markets Fund
    Templeton International Fund


  Illustrations of a hypothetical Policy. Starting on page__, we have included some examples of how the values of a sample Policy would change over time, based on certain assumptions we have made. Because your circumstances may vary considerably from our assumptions, your AGL representative will also provide you with a similar sample illustration that is more tailored to your own circumstances and wishes.

  Additional information. You may find the answers to any other questions you have under "Additional Information" beginning on page __ or in the form of our Policy. A table of contents for the "Additional Information" portion of this prospectus also appears on page __. You can obtain copies of our Policy form from (and direct any other questions to) your AGL representative or our Home Office (shown on the first page of this Prospectus).

  Financial statements. We have included certain financial statements of AGL and Separate Account VL-R in this prospectus. These begin on page __.


  Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the back of this prospectus. That index will tell you on what page you can read more about many of the words and phrases that we use.

                         BASIC QUESTIONS YOU MAY HAVE

HOW CAN I INVEST MONEY IN A POLICY?

  Premium payments. We call the investments you make in a Policy "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. We can refuse to accept a subsequent premium payment that is less than $50. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount.

  Limits on premium payments. In certain circumstances, we may refuse to accept an additional premium if:

     .the insured person does not provide us with adequate evidence that he/she continues to meet our requirements for issuing insurance; or

     .the additional premium would cause the "net amount at risk" to exceed the Maximum Net Amount at Risk, as set out in your Policy.

The net amount at risk is the difference between:

     .the death benefit that would be payable before reduction by policy loans if the insured person died on that date; and

     .the then total accumulation value under the Policy. The term "accumulation value" is described on page __.

Additional premium payments may result in an increase in the death benefit. If the increase in the death benefit exceeds the increase in the accumulation value due to the alternative basic death benefit calculation, then the net amount at risk will increase. The resulting increase in the net amount at risk could cause the net amount at risk to exceed the Maximum Net Amount at Risk. The "alternative basic death benefit" calculation is described starting on page __.

  The sum of the premiums you pay under your Policy may not exceed the guideline premium limitation as defined by Section 7702 of the Internal Revenue Code of 1986, as amended. Any portion of any premium you pay which is determined to be in excess of the limit will be refunded.

  Checks and money orders. You must pay premiums by check or money order drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium must be sent directly to our Home Office.

  Other ways to pay premiums. We also accept premium payments by bank draft, wire, or by exchange from another insurance company. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Home Office shown on the first page of this prospectus.

  Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed.

  Under dollar cost averaging, we automatically make transfers of your accumulation value from the money market investment option to one or more of the other investment options that you choose. You tell us whether you want these transfers to be made monthly, quarterly, semi-annually or annually. We make the transfers as of the end of the valuation period that contains the day of the month that you select other than the 29th, 30th or 31st day of the month. The term "valuation period" is described on page __. You must have at least $100,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $5,000. You cannot participate in dollar cost averaging while also using automatic rebalancing (discussed below). Dollar cost averaging ceases upon your request, or if your accumulation value in the money market option becomes exhausted.

  Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each investment option under your Policy to correspond to your then current premium allocation designation. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. The date automatic rebalancing occurs will be based on the date of issue of your Policy. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. You must have a total accumulation value of at least $100,000 to begin automatic rebalancing. You cannot participate in this program while also participating in dollar cost averaging (discussed above). Rebalancing ends upon your request.

HOW WILL THE VALUE OF MY INVESTMENT IN A POLICY CHANGE OVER TIME?

  Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page __ under "Deductions from each premium payment." We invest the rest in one or more of the investment options listed on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

  Your investment options. We invest the accumulation value that you have allocated to any investment option in shares of a Mutual Fund that follows investment practices, policies and objectives that are appropriate to that option. Over time, your accumulation value in any investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your accumulation value will be reduced by certain charges that we deduct. We describe these charges beginning on page __ under "What charges will AGL deduct from my investment in a Policy?"

  You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. This includes information about the investment performance that each Fund's investment manager has achieved. You can request additional free copies of these prospectuses from your AGL representative or from our Home Office shown on the first page of this prospectus.

  Policies are "non-participating." The Policies are not "participating." You will not be entitled to any dividends from AGL.

WHAT IS THE BASIC AMOUNT OF INSURANCE ("DEATH BENEFIT") THAT AGL PAYS WHEN THE INSURED PERSON DIES?

  Your specified amount of insurance. In your application to buy a Legacy Plus Policy, you will tell us how much life insurance coverage you want on the life of the insured person. We call this the "specified amount" of insurance.

  Your death benefit. The basic death benefit we will pay is reduced by any outstanding Policy loans. You also choose whether the basic death benefit we will pay is

     .Option 1--The specified amount on the date of the insured person's death;
      or

     .Option 2--The specified amount plus the Policy's accumulation value on the date of death.

  Under Option 2, your death benefit will tend to be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value will tend to be higher under Option 1 than under Option 2.

  We will automatically pay an alternative basic death benefit if it is higher than the basic Option 1 or Option 2 death benefit (whichever you have selected). The alternative basic death benefit is computed by multiplying your Policy's accumulation value on the insured person's date of death by the following percentages:

    TABLE OF ALTERNATIVE BASIC DEATH BENEFITS AS A PERCENTAGE MULTIPLE OF
                           POLICY ACCUMULATION VALUE

                          BASED ON GUIDELINE PREMIUM


    INSURED'S                       INSURED'S
     AGE ON             % OF         AGE OF          % OF
     POLICY         ACCUMULATION     POLICY      ACCUMULATION
   ANNIVERSARY         VALUE       ANNIVERSARY      VALUE
-----------------   ------------   -----------   ------------

      0-40                   250            60            130
       41                    243            61            128
       42                    236            62            126
       43                    229            63            124
       44                    222            64            122
       45                    215            65            120
       46                    209            66            119
       47                    203            67            118
       48                    197            68            117
       49                    191            69            116
       50                    185            70            115
       51                    178            71            113
       52                    171            72            111
       53                    164            73            109
       54                    157            74            107
       55                    150         75-90            105
       56                    146            91            104
       57                    142            92            103
       58                    138            93            102
       59                    134            94            101
                                           95+            100
--------------
* Nearest birthday at the beginning of the Policy year in which the insured person dies.


WHAT CHARGES WILL AGL DEDUCT FROM MY INVESTMENT IN A POLICY?

  Deductions from each premium payment. There is currently no deduction from each premium payment you make. However, we have the right at any time to assess a charge not to exceed more than 1.5% on all future premium payments for the costs associated with the issuance of the Policy and administrative services we perform.

  Daily charge. We make a daily deduction at an annual effective rate of .75% of your accumulation value that is then being invested in any of the investment options for the costs associated with the mortality and expense risks we assume under the Policy. After a Policy has been in effect for 10 years, we will reduce the rate of the charge to a maximum of .50%, and after 20 years, we will further reduce the charge to a maximum of .25%. Because the Policies were first offered in 1998, however, this decrease has not yet occurred for any outstanding Policy. The daily deduction charges, including the current charge of
 .75%, are the maximums we may charge; we may charge less, but we can never charge more.

  Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "amount at risk" on that date. Our amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies, a greater amount at risk results in a higher monthly insurance charge. The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

  For otherwise identical Policies, a higher cost of insurance rate also results in a higher monthly insurance charge. Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy.

  In general, our cost of insurance rates increase with the insured person's age. The longer you own your Policy, the higher the cost of insurance rate will be. Also our cost of insurance rates will generally be lower (except in Montana) if the insured person is a female than if a male.

  Similarly, our current cost of insurance rates are generally lower for non-smokers than smokers. Insured persons who present particular health, occupational or a vocational risks may be charged higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policy.

  Our cost of insurance rates also are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

  Transaction Fee. We will charge a $25 transaction fee for each partial surrender you make to cover administrative services. This charge will be deducted from the investment options in the same ratio as the requested transfer.

  Charge for taxes. We can make a charge in the future for taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value.

  For a further discussion regarding the charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page __.

  Allocation of charges. You may choose from which of your investment options we deduct all monthly charges. If you do not have enough accumulation value in any investment option to comply with your selection, we will deduct these charges in proportion to the amount of accumulation value you then have in each investment option.

WHAT CHARGES AND EXPENSES WILL THE MUTUAL FUNDS DEDUCT FROM AMOUNTS I INVEST THROUGH MY POLICY?

  Each Mutual Fund pays its investment management fees and other operating expenses. Because they reduce the investment return of a Fund, these fees and expenses also will reduce indirectly the return you will earn on any accumulation value that you have invested in that Fund. These charges and expenses currently are as follows:

The Mutual Funds' Annual Expenses (as a percentage of average net assets).

[TO BE UPDATED IN RULE 485(b) FILING]


                                                              FUND          OTHER FUND        TOTAL FUND
                                                           MANAGEMENT        OPERATING         OPERATING
                                                           FEES AFTER     EXPENSES AFTER    EXPENSES AFTER
                                                            EXPENSE           EXPENSE           EXPENSE
                     NAME OF FUND                        REIMBURSEMENT     REIMBURSEMENT     REIMBURSEMENT
------------------------------------------------------   --------------   ---------------   ---------------
The following funds of
  AIM VARIABLE INSURANCE FUNDS, INC.:
     AIM V.I. International Equity Fund...............          ___%             ___%              ___%
     AIM V.I. Value Fund..............................          ___%             ___%              ___%

The following fund of
  AMERICAN GENERAL SERIES PORTFOLIO COMPANY:
     Money Market.....................................          ___%             ___%              ___%

The following fund of
  BT INSURANCE FUNDS TRUST:
     Equity 500 Index.................................          ___%             ___%              ___%
     EAFE Equity Index................................          ___%             ___%              ___%

 The following fund of
  MFS VARIABLE INSURANCE TRUST
     MFS Emerging Growth Series.......................          ___%             ___%              ___%

The following fund of
  MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:
     Equity Growth....................................          ___%             ___%              ___%

The following funds of
  PUTNAM VARIABLE TRUST
     Putnam VT Diversified Income Fund................          ___%             ___%              ___%
     Putnam VT Growth and Income Fund.................          ___%             ___%              ___%

The following funds of
  TEMPLETON VARIABLE PRODUCTS SERIES FUND
     Franklin Small Cap Investments Fund..............          ___%             ___%              ___%
     Templeton Developing Markets Fund................          ___%             ___%              ___%
     Templeton International Fund.....................          ___%             ___%              ___%


The following funds of
  ONE GROUP INVESTMENT TRUST
     Bond Portfolio...................................          ___%             ___%              ___%
     Diversified Mid-Cap..............................          ___%             ___%              ___%
     Equity Index Fund................................          ___%             ___%              ___%
     Mid Cap Value....................................          ___%             ___%              ___%

The following fund of
  OPPENHEIMER VARIABLE ACCOUNT FUNDS
     Oppenheimer High Income..........................          ___%             ___%              ___%

The following fund of
  ROYCE CAPITAL FUND:
     Royce Total Return...............................          ___%             ___%              ___%

  If certain voluntary expense reimbursements from the investment adviser were terminated, management fees and other expenses for the fiscal year ended in 1998 would have been as set out in the following table.


[TO BE UPDATED IN RULE 485(b) FILING]

                                        OTHER        TOTAL
                           FUND          FUND        FUND
                        MANAGEMENT    OPERATING    OPERATING
    NAME OF FUND           FEES        EXPENSES     EXPENSES
---------------------   -----------   ----------   ----------

Equity 500 Index           ___%          ___%         ___%
EAFE Equity Index          ___%          ___%         ___%
Royce Total Return         ___%          ___%         ___%
Equity Growth              ___%          ___%         ___%

MUST I INVEST ANY MINIMUM AMOUNT IN A POLICY?

  Planned periodic premiums. Page __ of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to have us bill you. Our current practice is to bill quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure your Policy's cash surrender value stays above zero. The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero, as a result of the deductions we periodically make from your accumulation value.

  Policy lapse and reinstatement. If your Policy's cash surrender value does fall to zero, we will notify you and give you a grace period to pay at least the amount we estimate is necessary to keep your Policy in force for a reasonable time. If we do not receive your payment by the end of the grace period, your Policy will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. Also, you would have to pay certain extra amounts that we require. In the Policy form itself, you will find additional information about the values and terms of a Policy after it is reinstated.

HOW CAN I CHANGE MY POLICY'S INVESTMENT OPTIONS?

  Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

  Transfers of existing accumulation value. You may also transfer your existing accumulation value from one investment option under the Policy to another. You may make transfers at any time. Unless you are transferring the entire amount you have in an investment option, each transfer must be at least $5,000. See "Additional Rights That We Have" on page __.

  Transaction Fee. We will charge a $25 transaction fee for each transfer you make in excess of 12 per Policy year.

  Maximum number of investment options. We can at any time limit the number of investment options you may use. Our current rule is that you cannot use more than 18 different options over the life of your Policy.

HOW CAN I CHANGE MY POLICY'S INSURANCE COVERAGE?

  Increase in coverage. You may at any time request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage. You may not request a decrease in the specified amount of coverage under your Policy.

  We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age and risk class of the insured person at the time of the increase.

  Change of death benefit option. You may at any time request us to change your coverage from death benefit Option 1 to 2 or vice-versa.

     .If you change from Option 1 to 2, we also automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change.

     .If you change from Option 2 to 1, we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value.

  Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page __ of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

WHAT ADDITIONAL RIDER BENEFITS MIGHT I SELECT?

  Legacy Plus Policies currently have no additional rider benefits available.

HOW CAN I ACCESS MY INVESTMENT IN A POLICY?

  Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans. We call this amount your "cash surrender value."

  Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $5,000. If the Option 1 death benefit is then in effect, we will also automatically reduce your Policy's specified amount of insurance by the amount of your withdrawal and any related charges. We will not permit a partial surrender if it would cause your accumulation value to fall below $100,000 or your death benefit to fall below the minimum specified in your Policy.

  You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the withdrawal in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

  Exchange of Policy in Certain States. Certain states require that a policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

  Transaction Fee. We will charge a $25 transaction fee for each partial surrender you make. This charge will be deducted from the investment options in the same ratio as the requested transfer.

  Policy loans. You may at any time borrow from us an amount equal to your Policy's cash surrender value less:

     . $100,000;

     . our estimate of three months' charges; and

     . the interest that will be payable on your loan through your next Policy anniversary.

This rule is not applicable in all states. The minimum amount of each loan is $5,000.

  We remove from your investment options an amount equal to your loan and hold that amount as additional collateral for the loan. We will credit your Policy with interest on this collateral amount at an effective annual rate of 4% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an effective annual rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

  You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

  You may repay all or part (but not less than $5,000) of your loan at any time before the death of the Insured while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan will be deducted from the proceeds we pay following the insured person's death.

  Preferred loan interest rate. We will credit a higher interest rate, but not more than 4.75%, on an amount of the collateral securing Policy loans taken out after the first 10 Policy years. The maximum amount of new loans that will receive this preferred loan interest rate for any year is:

     .10% of your Policy's accumulation value (including any loan collateral we are holding for your Policy loans) at the beginning of the Policy year; or

     .if less, your Policy's maximum remaining loan value at that anniversary.

We intend to set the rate of interest we credit to your preferred collateral amount equal to the loan interest rate you are paying, resulting in a zero net cost of borrowing for that amount. We have full discretion to vary the preferred rate, provided that it will always be greater than the rate we are then crediting in connection with regular Policy loans, and will never be less than an effective annual rate of 4.5%. Because we first offered the Policies in 1998, we have not yet applied the preferred loan interest rate to any Policy loan amounts.

  Maturity of your Policy. If the insured person is still living on the "Maturity Date" shown on page __ of your Policy, we will automatically pay you the cash surrender value of the Policy, and the Policy will end. The maturity date is the Policy anniversary nearest the insured person's 100th birthday.


CAN I CHOOSE THE FORM IN WHICH AGL PAYS OUT THE PROCEEDS FROM MY POLICY?

  Choosing a payment option. You may choose to receive the full proceeds from the Policy as a single sum. This includes proceeds that become payable upon the death of the insured person, full surrender or the maturity date. Alternatively, you may elect that all or part of such proceeds be applied to one or more of the following payment options:

     .Option 1--Equal monthly payments for a specified period of time.

     .Option 2--Equal monthly payments of a specified amount until all amounts are paid out.

     .Option 3--Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

     .Option 4--Proceeds left to accumulate with interest.

  Additional payment options may also be available with our consent. We have the right to veto any payment option, if the payee is a corporation or other entity. You can read more about each of these options in our Policy form and in the separate form of payment contract that we issue when any such option takes effect.

  Within 60 days after the insured person's death, any payee entitled to receive proceeds as a single sum may elect one or more payment options.

  Interest rates that we credit under each option will be at least 3%.

  Change of payment option. You may change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

  Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.


TO WHAT EXTENT CAN AGL VARY THE TERMS AND CONDITIONS OF THE POLICY IN PARTICULAR CASES?

  Listed below are some variations we may make in the terms of a Policy. Any variations will be made only in accordance with uniform rules that we establish.

  Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace the other life insurance we issue with a Policy. Not all types of other insurance we issue are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

  Policies purchased through term life conversions. We maintain rules about how to convert term insurance to a Legacy Plus Policy. This is referred to as a term conversion. Term conversions are available to owners of term life insurance we have issued. Any right to a term conversion is stated in the term life insurance policy. Again, our published rules about term conversions may be changed from time to time, but are evenly applied to all our customers.

  State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which Legacy Plus Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

  Variations in expenses or risks. AGL may vary the charges and other terms of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

HOW WILL MY POLICY BE TREATED FOR INCOME TAX PURPOSES?

  Generally, death benefits paid under a Policy are not subject to income tax, and earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

  Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply.

  For further information about the tax consequences of owning a Policy, please read "Tax Effects" starting on page __.

HOW DO I COMMUNICATE WITH AGL?

  When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

  General. You should mail or express checks and money orders for premium payments and loan repayments directly to our Home Office.

  The following requests must be made in writing and signed by you:

     .transfer of accumulation value;

     .loan;

     .full surrender;

     .partial surrender;

     .change of beneficiary or contingent beneficiary;

     .change of allocation percentages for premium payments;

     .loan repayments or charges;

     .change of death benefit option or manner of death benefit payment;

     .increase in specified insurance amount;

     .addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds;

     .tax withholding elections; and

     .telephone transaction privileges.

You should mail or express these requests to our Home Office at the appropriate address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Home Office.

  We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Home Office or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

  Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will mail you a prompt written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish, you should submit a written request if you cannot make a telephone transfer. Also, if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-888-325-9315.

  The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers. We reserve the right at any time and without prior notice to any party to terminate, suspend, or modify our policies or procedures regarding telephone requests or to stop permitting telephone requests altogether.

                 ILLUSTRATIONS OF HYPOTHETICAL POLICY BENEFITS

  To help explain how our Policy works, we have prepared the following tables:

                                                          PAGE TO
                                                        SEE IN THIS
  TABLE                                                  PROSPECTUS
  -----                                                  ----------
  Death Benefit Option 1--Current Charges..........
     Guaranteed Maximum Charges....................

  The tables show how death benefits, accumulation values, and cash surrender values ("Policy benefits") under a sample Legacy Plus Policy would change over time if the investment options had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the years covered by each table. The tables are for a 45 year-old male non-tobacco user. A single premium payment of $250,000 for an initial $1,090,988 of specified amount of coverage is assumed to be paid at issue. The illustrations assume no Policy loan has been taken. As illustrated, this Policy would be classified as a modified endowment contract (See "Tax Effects" in Additional Information for further discussion).

  Although the tables below do not include an example of a Policy with an Option 2 death benefit, such a Policy would have higher death benefits and lower cash surrender values.

  Separate tables are included to show both current and guaranteed maximum charges.

     .The charges assumed in the current charge tables include a daily charge at an annual effective rate of .75% for the first 10 Policy years, .50% for Policy years 11--20, and .25% thereafter and current monthly insurance charges.

     .The guaranteed maximum charge tables assume that these charges will include a daily charge at an annual effective rate of .75% for the first 10 Policy years, .50% for Policy years 11--20, and .25% thereafter, and an additional charge of 1.5% of every premium and guaranteed maximum insurance charges.

  The charges assumed by both the current and guaranteed maximum charge tables also include ____% for expenses of the Mutual Funds, which is the unweighted average of the advisory fees payable with respect to each Mutual Fund, after all reimbursements, as reflected on page __ of this prospectus, plus the weighted average of all other operating expenses of each such Fund after all reimbursements, as reflected on page __ of this prospectus.

  The second column of each table shows the effect of an amount equal to the premiums invested to earn interest, after taxes, of 5% compounded annually.

  Individual illustrations. On request, we will furnish you with a comparable illustration based on your Policy's characteristics. If you request illustrations more than once in any Policy year, we may charge $25 for the illustration.

[NOTE - UPDATED IN RULE 485(b) FILING.]


                                  LEGACY PLUS
SINGLE PREMIUM $250,000.00                          INITIAL SPECIFIED $1,090,988
                                                    DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                           ASSUMING CURRENT CHARGES


  END OF
POLICY YEAR
-----------

    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   15
   20

  THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR
FREQUENCIES.

  THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

[NOTE - UPDATED IN RULE 485(b) FILING.]

LEGACY PLUS

SINGLE PREMIUM $250,000
                                                    INITIAL SPECIFIED $1,090,988
                                                          DEATH BENEFIT OPTION 1

                                  MALE AGE 45
                                   NONSMOKER
                          ASSUMING GUARANTEED CHARGES

  END OF
POLICY YEAR
-----------

    1
    2
    3
    4
    5
    6
    7
    8
    9
   10
   15
   20

THE VALUES WILL CHANGE IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

THE INVESTMENT RESULTS ARE AN EXAMPLE ONLY AND ARE NOT A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN.

ADDITIONAL INFORMATION

  A general overview of the Policy appears at pages ___ - ___. The additional information that follows gives more details, but generally does not repeat what is set forth above.

                                                                PAGE TO
                                                              SEE IN THIS
  CONTENTS OF ADDITIONAL INFORMATION                           PROSPECTUS
  ----------------------------------                           ----------
AGL...........................................................
Separate Account VL-R.........................................
Tax Effects...................................................
Voting Privileges.............................................
Your Beneficiary..............................................
Assigning Your Policy.........................................
More About Policy Charges.....................................
Effective Date of Policy and Related Transactions.............
Distribution of the Policies..................................
Payment of Policy Proceeds....................................
Adjustments to Death Benefit..................................
Additional Rights That We Have................................
Performance Information.......................................
Our Reports to Policy Owners..................................
AGL's Management..............................................
Legal Matters.................................................
Independent Auditors..........................................
Actuarial Expert..............................................
Services Agreement............................................
Certain Potential Conflicts...................................
Year 2000.....................................................

Special words and phrases. If you want more information about any words or phrases that you read in this prospectus, you may wish to refer to the Index of Words and Phrases that appears at the end of this prospectus (page __). That index will tell you on what page you can read more about many of the words and phrases that we use.

AGL

  We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware in 1917. AGL is an indirect, wholly-owned subsidiary of American General Corporation (formerly American General Insurance Company), a diversified financial services holding company engaged primarily in the insurance business. The commitments under the Policies are AGL's, and American General Corporation has no legal obligation to back those commitments.

SEPARATE ACCOUNT VL-R

  We hold the Mutual Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is a "separate account," as defined by the SEC and is registered as a unit investment trust with the SEC under the Investment Company Act of 1940, as amended. We created the separate account on May 6, 1997 under Texas law.

  For record keeping and financial reporting purposes, Separate Account VL-R is divided in the Legacy Plus Policies into 28 separate "divisions," 18 of which correspond to one of the 18 available investment options. The remaining 10 divisions represent investment options available under another variable life policy we offer. We hold the Mutual Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option.

  The assets in Separate Account VL-R are our property. The assets in Separate Account VL-R would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to Separate Account VL-R. Our other creditors could reach only those Separate Account VL-R assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to Separate Account VL-R.


TAX EFFECTS

This discussion is based on current federal income tax law and interpretations. It assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects on corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. This discussion is general in nature, and should not be considered tax advice, for which you should consult a qualified tax adviser.

  General. A Legacy Plus Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code") and
(b) for as long as the investments made by the underlying Mutual Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements and that:

  .the death benefit received by the beneficiary under your Policy will not be subject to federal income tax; and

  .increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

  The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a "modified endowment contract" (which is discussed below). In all cases, however, the character of all income that is described below as taxable to the payee will be ordinary income (as opposed to capital gain).

  Testing for modified endowment contract status. Your Policy will be a "modified endowment contract" if, at any time during the first seven Policy years, you have paid a cumulative amount of premiums that exceeds the premiums that would have been paid by that time under a similar fixed-benefit insurance policy that was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits after the payment of seven level annual premiums. This is called the "seven-pay" test.

  Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit. A material change for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount of coverage, and certain other changes.

  If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount resulting from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract. A life insurance policy that is received in exchange for a modified endowment contract will also be considered a modified endowment contract.

  Other effects of Policy changes. Changes made to your Policy (for example, a decrease in benefits or a lapse or reinstatement of your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy.

  Taxation of pre-death distributions if your Policy is NOT a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime, as a non-modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the loan generally will not be tax deductible.

  After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

  On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a policy loan, the cancellation of such loan and accrued loan interest will be treated as a distribution and could be subject to tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

  Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy during the insured person's lifetime will be taxed on an

"income-first" basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or partial surrender. Any such distributions will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy. For modified endowment contracts, your basis is similar to the basis described above for other policies, except that it also would be increased by the amount of any prior loan under your Policy that was considered taxable income to you. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by the same insurer (or its affiliate) to the same owner (excluding certain qualified plans) during any calendar year are aggregated. The Treasury Department has authority to prescribe additional rules to prevent avoidance of "income-first" taxation on distributions from modified endowment contracts.

  A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply to distributions:

  .to taxpayers 59 1/2 years of age or older;

  .in the case of a disability (as defined in the Code); or

  .received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any loan) over your basis in the Policy, will be subject to federal income tax and, unless an exception applies, the 10% penalty tax.

  Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Treasury Department has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.

  Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

  Diversification. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Mutual Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Mutual Funds, we will enter into agreements with them requiring the Mutual Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

  In connection with the issuance of then temporary diversification regulations, the Treasury Department stated that it anticipated the issuance of guidelines prescribing the circumstances in which the ability of a policy owner to direct his or her investment to particular Mutual Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R.

  Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under a Legacy Plus Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, estates less than $650,000 (or larger amounts specified in the Code to commence in certain future years) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

  As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping tax exemption of $1 million. Because these rules are complex, you should consult with a qualified tax adviser for specific information, especially where benefits are passing to younger generations.

  The particular situation of each policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

  Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

  The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan.

  There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax adviser.

  Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

  ERISA. Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended. You should consult a qualified legal adviser.

  Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

  We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

  Certain Mutual Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

  When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

  Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax adviser.

VOTING PRIVILEGES

  We are the legal owner of the Funds' shares held in Separate Account VL-R. However, you may be asked to instruct us how to vote the Fund shares held in the various Mutual Funds and attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

  We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through Separate Account VL-R.

  If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

  In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.


YOUR BENEFICIARY

  You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the insured person's lifetime. We also require the consent of any irrevocably named beneficiary. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNING YOUR POLICY

  You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action taken before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

MORE ABOUT POLICY CHARGES

  Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     .mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     .investment risks (such as the risk that adverse investment performance will make it more difficult for us to reduce the amount of our daily charge for revenues below what we anticipate);

     .sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     .regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     .expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

  If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

  The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as insured persons die.

  Any excess from the charges discussed above is primarily intended to:

     .offset other expenses in connection with the Policies (such as the costs of processing applications for Policies and other unreimbursed administrative expenses, costs of paying marketing and distribution expenses for the Policies, and costs of paying death claims if the mortality experience of insured persons is worse than we expect);

     .compensate us for the risk we assume under the Policies; or

     .otherwise be retained by us as profit.

  Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge or charge increase for any purpose.

  Change of tobacco use. If the person insured under your Policy is a tobacco user, you may apply to us for an improved risk class if the insured person meets our then applicable requirements for demonstrating that he or she has stopped tobacco use for a sufficient period.

  Gender neutral Policy. Our cost of insurance charge rates in Montana will not be greater than the comparable male rates illustrated in this prospectus.

  Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, rating class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex.

  Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value first to the oldest increments of specified amount to compute our net amount at risk at each cost of insurance rate. See "Monthly Insurance Charge" beginning on page __.

  Miscellaneous. Each of the distributors or advisers of the Mutual Funds listed on page 1 of this prospectus reimburses us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These reimbursements will be reasonable for the services performed and are not designed to result in a profit. These reimbursements are paid by the distributors or the advisers, and will not be paid by the Mutual Funds, the divisions or the owners. No payments have yet been made under these arrangements, because the number of Policies issued does not require a payment.


EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

  Valuation dates, times, and periods. We generally compute values under a Policy on each day that we are open for business except, with respect to any investment option, days on which the related Mutual Fund does not value its shares. We call each such day a "valuation date."

  We compute policy values as of 3:00 p.m., Central time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

  Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at our Home Office. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

  Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's insurance rate class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $300,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement." You can obtain a copy from our Home Office by writing to the address shown on the first page of this prospectus or from your AGL representative.

  Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate insurance rate class. The day we begin to deduct charges will appear on page 3 (refers to Policy page) of your Policy and is called the "date of issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

  Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

  Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt in the Home Office of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

  Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     .Increases you request in the specified amount of insurance, and reinstatements of a Policy that has lapsed take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     .We may return premium payments if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     .If you exercise the right to return your Policy described on the first page of this prospectus, your coverage will end when you mail us your Policy or deliver it to your AGL representative; and

     .If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your coverage is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

DISTRIBUTION OF THE POLICIES

     American General Securities Incorporated ("AGSI") is the principal underwriter of the Policies. AGSI is a wholly-owned subsidiary of AGL. AGL, in turn, is a wholly-owned subsidiary of American General Corporation ("American General"). AGSI's principal office is at 2727 Allen Parkway, Houston, Texas 77019. AGSI was organized as a Texas corporation on March 8, 1983 and is a registered broker-dealer under the Securities Exchange Act of 1934, as amended ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AGSI is also the principal underwriter for AGL's Separate Accounts A and D, and Separate Account E of American General Life Insurance Company of New York, which is a wholly-owned subsidiary of AGL. These separate accounts are registered investment companies.

     We and AGSI have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of the NASD.

     We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. AGSI also has its own registered representatives who will sell the Policies, and we will pay compensation to AGSI for these sales. The compensation payable to broker-dealers or banks for the sales of the Policies may vary with the sales agreement, but is generally not expected to exceed, for the Policies:

     .2.5% of the Policy's accumulation value (reduced by any outstanding loan) in Policy year 1;

     .1.0% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 2 through 10;

     .0.50% annually of the Policy's accumulation value (reduced by any outstanding loan) in Policy years 11 through 20; and

     .0.25% annually of the Policy's accumulation value (reduced by any outstanding loan) after Policy year 20.

     The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

     We pay a comparable amount of compensation to the broker-dealers or banks with respect to any increase in the specified amount of coverage that you request. In addition, we may pay the broker-dealers or banks expense allowances, bonuses, wholesaler fees and training allowances.

     We pay the compensation directly to AGSI or any other selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described on pages __ and __ of the prospectus. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.


PAYMENT OF POLICY PROCEEDS

  General. We will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date of notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

  Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

  Delay of Separate Account VL-R proceeds. We reserve the right to defer payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

     .the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     .an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the accumulation value; or

     .the SEC by order permits the delay for the protection of owners.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

  Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application and any application for a change in coverage. However,

     .We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in some other way.)

     .We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

ADJUSTMENTS TO DEATH BENEFIT

  Suicide. If the insured person commits suicide within two years after the date on which the Policy was issued, the death benefit will be limited to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans and any partial surrenders. If the insured person commits suicide within two years after the effective date of an increase in specified amount that you requested, we will pay the death benefit based on the specified amount which was in effect before the increase, plus the monthly insurance deductions for the increase. Some states require that we compute differently these periods for non-contestability following a suicide.

  Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

  Death during grace period. If the insured person dies during the Policy's grace period, we will deduct any overdue monthly charges from the insurance proceeds.

ADDITIONAL RIGHTS THAT WE HAVE

  We have the right at any time to:

     .transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $5,000;

     .transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $5,000 for any other reason;

     .end the automatic rebalancing feature if your accumulation value falls below $100,000;

     .change the underlying Mutual Fund that any investment option uses;

     .add or delete investment options, combine two or more investment options, or withdraw assets relating to Legacy Plus from one investment option and put them into another;

     .operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

     .operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     .make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

  You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek policy owner approval.


PERFORMANCE INFORMATION

  From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

  We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Mutual Funds in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges.

  We may compare a division's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

  Performance information for any division reflects the performance of a hypothetical Policy and are not illustrative of how actual investment performance would affect the benefits under your Policy. You should not consider such performance information to be an estimate or guarantee of future performance.


OUR REPORTS TO POLICY OWNERS

  Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

AGL'S MANAGEMENT

  The directors, executive officers, and (to the extent responsible for variable life operations) the other principal officers of AGL are listed below.

NAME                              BUSINESS EXPERIENCE WITHIN PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------


Jon P. Newton                     Director and Vice Chairman of American General Life Insurance Company since February 1996.
                                  Director of American General Corporation since October 1995 and Vice Chairman since April 1997;
                                  Vice Chairman and General Counsel (October 1995-April 1997). Director of other American General affiliates since October 1994. Prior thereto, Partner with Clark, Thomas, Winter & Newton, Austin,
                                  Texas (February 1979-February 1993). Directorships with Houston Museum of Natural Science Board of
                                  Trustees since 1997; University of Texas Law School Foundation Board of Trustees, Austin, Texas
                                  since 1997; University of Texas-Houston Health Science Center Development Board, Houston, Texas
                                  since 1996; Texas Commerce Bancshares, Houston, Texas (1985-1993); Texas Commerce Bank, Austin,
                                  Texas (1979-1993); Lomas Financial Corporation, Dallas, Texas (1983-1993); Vista Properties, Inc.,
                                  Dallas, Texas (1992-1993).

Rodney O. Martin, Jr.             Chairman of the Board of American General Life Insurance Company since July, 1998 and a Director since August 1996. President and CEO (August 1996-July 1998). President of American General Life
                                  Insurance Company of New York (November 1995-August 1996). Vice President Agencies, with
                                  Connecticut Mutual Life Insurance Company (1990-1995).

Ronald H. Ridlehuber              Director, President and Chief Executive Officer of American General Life Insurance Company since
                                  July, 1998. Senior Vice President and Chief Marketing Officer of Jefferson-Pilot Life Insurance
                                  Company in Greensboro, North Carolina (1993-1998). Before 1993 held various positions with
                                  Southland Life Insurance Company in Dallas, Texas and Atlanta, Georgia including Vice President,
                                  Sales.

David A. Fravel                   Director and Senior Vice President of American General Life Insurance Company since November 1996.
                                  Elected Executive Vice President in April, 1998. Senior Vice President Massachusetts Mutual,
                                  Springfield, Missouri (March 1996-June 1996); Vice President, New Business, Connecticut Mutual
                                  Life, Hartford, Connecticut (December 1978-March 1996).

Robert F. Herbert, Jr.            Director, Senior Vice President and Treasurer of American General Life Insurance Company since May
                                  1996, and Controller and Actuary from June 1988 to May 1996.

Royce G. Imhoff, II               Director, Senior Vice President and Chief Marketing Officer for American General Life Insurance
                                  Company since November 1997, Vice President (August 1996-August 1997), and Regional Director
                                  (1992-1996).



John V. LaGrasse                  Director, Senior Vice President and Chief Systems Officer of American General Life Insurance
                                  Company since August 1996. Elected Executive Vice President in July, 1998. Prior thereto, Director of Citicorp Insurance Services, Inc., Dover, Delaware (1986-1996).

Gary D. Reddick                   Executive Vice President of American General Life Insurance Company since April 1998 and Director since October 1998. Vice Chairman since July 1997 and Executive Vice President-Administration of
                                  The Franklin Life Insurance Company since February 1995. Senior Vice President-Administration of
                                  American General Corporation (October 1994-February 1995). Senior Vice President for American
                                  General Life Insurance Company (September 1986-October 1994).

Philip K. Polkinghorn             Director of American General Life Insurance Company since February 1997. Executive Vice President and Chief Financial Officer since December 1998. Senior Vice President-Product Development Center
                                  since April, 1998. Senior Vice President and Chief Marketing Officer (December 1996-September
                                  1997). Prior thereto, Chief Financial Officer, Connecticut Mutual Life Insurance Company (March
                                  1995-March 1996); Senior Vice President First Colony Life Insurance Company, Lynchburg, Virginia
                                  (March 1996-December 1996), and Chief Marketing Officer, Allmerica Financial, Worcester, MA (March
                                  1993-April 1994).

Wayne A. Barnard                  Senior Vice President and Chief Actuary of American General Life Insurance Company since November
                                  1997 and Vice President since February, 1991 and Chief Actuary since February, 1993.

Rebecca G. Campbell               In December 1998 named as Senior Vice President -Organization Development and Change Management
                                  for American General Life Insurance Company. Various positions with American General Life
                                  Insurance Company since 1983, including Director of Human Resources in 1993 and Vice President -
                                  Human Resources in 1996.

Ross D. Friend                    In July 1998 named as Senior Vice President and Chief Compliance Officer of American General Life
                                  Insurance Company. Senior Vice President and General Counsel of The Franklin Life Insurance
                                  Company, Springfield, Illinois (August 1996 - July 1998). Attorney-in-Charge for The Prudential
                                  Insurance Company, Jacksonville, Florida (July 1995 - August 1996). Chief Legal Officer for
                                  Confederation Life Insurance, Atlanta, Georgia (1982- June 1995).

F. Paul Kovach, Jr.               Senior Vice President-Broker Dealers and FIMG for American General Life Insurance Company since
                                  August 1997. Since October 1994, President and Director of American General Securities
                                  Incorporated. Vice President of Chubb Securities Corporation, Concord, New Hampshire, (February
                                  1990-October 1994).


Simon J. Leech                    In July 1997 named as Senior Vice President-Houston Service Center for American General Life
                                  Insurance Company. Various positions with American General Life Insurance Company since 1981, including Director of POS in 1993, and Vice President-Policy Administration in 1995.

Brian D. Murphy                   In April 1998 named as Senior Vice President-Insurance Operations of American General Life
                                  Insurance Company. Vice President-Sales, Phoenix Home Life, Hartford, CT (January 1997-April
                                  1998). Vice President of Underwriting and Issue, Phoenix Home Life (July 1994-January 1997).
                                  Various positions with Mutual of New York, Syracuse, NY, including Agent, Agency Manager,
                                  Marketing Life and Disability Income Underwriting Management, (1978-July 1994).

JoAnn Waddell                     In October 1998 named as Senior Vice President - Human Resources for American General Life
                                  Insurance Company. Vice President -Human Resources for American General Corporation (1995 -
                                  October 1998) and Director, Corporate Personnel of American General Corporation (1993 - 1995).

Don M. Ward                       In February 1998 named as Senior Vice President-Variable Products-Marketing of American General
                                  Life Insurance Company. Vice President of Pacific Life Insurance Company, Newport Beach, CA (1991-
                                  February 1998).

Thomas M. Zurek                   In December 1998 named as Senior Vice President and General Counsel of American General Life
                                  Insurance Company. In February 1998 named as Senior Vice President and Deputy General Counsel of
                                  American General Corporation. Attorney Shareholder with Nyemaster, Goode, Voigts, West, Hansell &
                                  O'Brien, Des Moines, Iowa (June 1992 - February 1998).

Larry M. Robinson                 In April 1998 named as Vice President-Variable Products-Marketing of American General Life
                                  Insurance Company. From July 1996 Vice President of American General Life Insurance Company. Vice
                                  President of Business Development of Allmerica Financial, Worcester, MA (1994-1996). Vice
                                  President of Life Marketing at Nationwide Insurance Enterprise, Columbus, Ohio (1991-1994).

  The principal business address of each person listed above is our Home Office; except that the street number for Messrs. Newton, Fravel, LaGrasse, Martin, Polkinghorn, Reddick and Zurek and Ms. Campbell is 2929 Allen Parkway, and the street number for Mr. Kovach is 2727 Allen Parkway.


LEGAL MATTERS

  We are not involved in any legal proceedings that would be considered material with respect to a policy owner's interest in Separate Account VL-R. Pauletta P. Cohn, Esquire, Associate General Counsel of the

American General Life Companies, an affiliate of AGL, has opined as to the validity of the Policies. Mayer, Brown & Platt has advised AGL about certain federal securities and tax law matters in connection with the Policies.

INDEPENDENT AUDITORS

  The financial statements of AGL and Separate Account VL-R included in this prospectus have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports appearing elsewhere in this prospectus. Such financial statements have been included in this prospectus in reliance upon the reports of Ernst & Young, LLP given upon the authority of such firm as experts in accounting and auditing. Ernst & Young, LLP is located at One Houston Center, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007.

ACTUARIAL EXPERT

  Actuarial matters in this prospectus have been examined by Wayne A. Barnard, who is Senior Vice President and Chief Actuary of AGL. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

SERVICES AGREEMENT

  American General Life Companies ("AGLC") is party to an existing general services agreement with AGL. AGLC, an affiliate of AGL, is a corporation incorporated in Delaware on November 24, 1997. Pursuant to this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Legacy Plus Policies.

CERTAIN POTENTIAL CONFLICTS

  The Mutual Funds sell shares to separate accounts of insurance companies, both affiliated and not affiliated with AGL. We currently do not foresee any disadvantages to you arising out of such sales. Differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict. For example, violation of the federal tax laws by one separate account investing in the Funds could cause the contracts funded through another separate account to lose their tax-deferred status, unless remedial action were taken. However, each Mutual Fund has advised us that its board of trustees (or directors) intends to monitor events to identify any material irreconcilable conflicts that possibly may arise and to determine what action, if any, should be taken in response. If we believe that a Fund's response to any such event insufficiently protects our policy owners, we will see to it that appropriate action is taken to do so. If it becomes necessary for any separate account to replace shares of any Mutual Fund in which it invests, that Fund may have to liquidate securities in its portfolio on a disadvantageous basis.

YEAR 2000 [TO BE UPDATED IN RULE 485(b) FILING.]

[ AGL and its affiliates are in the process of modifying its computer systems to be Year 2000 compliant. During 1997, AGL and its affiliates incurred and expensed $15 million (pretax) related to this project. AGL and its affiliates estimate that it will incur future costs in excess of $45 million (pretax) for additional internal staff, third-party vendors, and other expenses to render its systems Year 2000 compliant.

  AGL and its affiliates expect to substantially complete this project during 1998. However, risks and uncertainties exist in most significant systems development projects. If conversion of AGL and its affiliates' systems is not completed on a timely basis, due to non-performance by third-party vendors or other unforeseen circumstances, the Year 2000 issue could have a material adverse impact on the operations of AGL and its affiliates. ]

                             FINANCIAL STATEMENTS

                    [TO BE UPDATED IN RULE 485(b) FILING.]


  The financial statements of AGL contained in this prospectus should be considered to bear only upon the ability of AGL to meet its obligations under the Legacy Plus Policies. They should not be considered as bearing upon the investment experience of Separate Account VL-R. The financial statements of Separate Account VL-R are limited to 1998 because Separate Account VL-R commenced operations in 1998.

                                                                  PAGE TO
                                                                 SEE IN THIS
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT VL-R                    PROSPECTUS
---------------------------------------------                    ----------

Report of Ernst & Young, LLP, Independent Auditors...........
Statement of Net Assets as of December 31, 1998..............
Statement of Operations for the twelve months
     ended December 31, 1998.................................
Statement of Changes in Net Assets for the twelve months
     ended December 31, 1998.................................
Notes to Financial Statements................................


                                                                  PAGE TO
CONSOLIDATED FINANCIAL STATEMENTS OF                             SEE IN THIS
AMERICAN GENERAL LIFE INSURANCE COMPANY                          PROSPECTUS
---------------------------------------                          ----------

Report of Ernst & Young, LLP, Independent Auditors...........
Consolidated Balance Sheets as of December 31, 1998 and 1997. Consolidated Income Statements for the years ended
     December 31, 1998, 1997 and 1996........................
Consolidated Statements of Shareholders' Equity for the years ended December 31, 1998, 1997 and 1996.................
Consolidated Statements of Cash Flows for the years
     ended December 31, 1998, 1997 and 1996..................
Notes to Consolidated Financial Statements...................

INDEX OF WORDS AND PHRASES

  This index should help you to locate more information about some of the terms and phrases used in this prospectus.


DEFINED TERM                                                 PAGE TO
------------                                               SEE IN THIS
                                                           PROSPECTUS
                                                           ----------

accumulation value
AGLC
AGL
amount at risk
automatic rebalancing
basis
beneficiary
cash surrender value
close of business
Code
cost of insurance rates
daily charge
date of issue
death benefit
dollar cost averaging
full surrender
Fund
investment option
lapse
Legacy Plus
loan, loan interest
maturity, maturity date
modified endowment contract
monthly deduction day

DEFINED TERM                                               PAGE TO
                                                         SEE IN THIS
                                                   PROSPECTUS MUTUAL FUND
                                                   ----------------------
monthly insurance charge
option 1, 2
partial surrender
payment option
planned periodic premium
Policy
Policy loan
Policy month, year
preferred loan interest
premium payments
premiums
prospectus
reinstate, reinstatement
SEC
separate account
Separate Account VL-R
seven-pay test
specified amount
surrender
telephone transactions
transfers
valuation date, period

  We have filed a registration statement relating to Separate Account VL-R and the Policy with the SEC. The registration statement, which is required by the Securities Act of 1933, includes additional information that is not required in this prospectus. If you would like the additional information, you may obtain it from the SEC's Website at http://www.sec.gov or main office in Washington, D.C. You will have to pay a fee for the material.

  You should rely only on the information contained in this prospectus or sales materials we have approved. We have not authorized anyone to provide you with information that is different. The policies are not available in all states. This prospectus is not an offer in any state to any person if the offer would be unlawful.

PART II

(OTHER INFORMATION)

UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

     American General Life Insurance Company's Bylaws provide in Article VII,
Section 1 for indemnification of directors, officers and employees of the Company.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

     American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                                       I

                      CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

The facing sheet.
Cross-Reference Table.
    Prospectus, consisting of __ pages.
The undertaking to file reports.
The Rule 484 undertaking.
Representation pursuant to Section 26(e)(2)(A).
The signatures.
Written Consents of the following persons:

     (a) Pauletta P. Cohn, Associate General Counsel of the American General Life Companies
     (b)  Mayer, Brown & Platt.
     (c)  American General Life Insurance Company's actuary.
     (d)  Independent Auditors.

The following exhibits:

      1.    Exhibits required by Article IX, paragraph A of Form N-8B-2:

       (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (3)

       (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

       (2)        Not applicable.

       (3)(a) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998. (4)

       (3)(b)     Form of Selling Group Agreement. (5)

       (3)(c)     Not applicable.

       (4)        Not applicable.

       (5)(a)(i) Amended specimen form of the Lockwood Flexible Premium Variable Life Insurance Policy (Policy Form No. 98615). (6)

       (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991.
                  (2)

                                       II

       (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

       (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995 (6).

       (7)        Not applicable.

       (8)(a) Form of Participation Agreement by and between BT Insurance Funds Trust and American General Life Insurance Company. (6)

       (8)(b) Form of Amendment No. 3 to the Participation Agreement by and between Morgan Stanley Universal Funds, Inc. and American General Life Insurance Company. (6)

       (8)(c) Form of First Amendment to Participation Agreement by and between American General Life Insurance Company and American General Series Portfolio Company. (6)

       (8)(d) Form of Agreement by and between AIM Variable Insurance Funds, Inc. and American General Life Insurance Company. (6)

       (8)(e) Form of First Amendment to Participation Agreement by and between Royce Capital Fund and American General Life Insurance Company. (6)

       (8)(f) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (6)

       (8)(g) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

       (8)(h) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

       (9) All other material contracts not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

                  Not applicable.

      (10)(a) Amended form of specimen application for life insurance issued by American General Life Insurance Company. (8)

      (10)(b) Specimen form of supplemental application for variable life insurance issued by American General Life Insurance Company on Policy Form No. 98615. (6)

      (10)(c)     Form of Service request. (6)


                                      III

      (10)(d)     Form of Owner Authorization of Third Party Transfer.(6)

Other Exhibits

         2(a) Opinion and Consent of Pauletta P. Cohn, Associate General Counsel of American General Life Companies. (8)

         2(b)     Consent of Mayer, Brown & Platt. (8)

         2(c) Opinion and Consent of American General Life Insurance Company's actuary. (8)

         3        Not applicable.

         4        Not applicable.

         6        Consent of Independent Auditors. (8)

         7        Powers of Attorney. (Filed herewith)

        27        Financial Data Schedule. Not applicable.

(1) Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on December 18, 1997.

(2) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of AGL on October 16, 1991.

(3) Incorporated herein by reference to the filing of Post-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of AGL on April 30, 1992.

(4) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on January 15, 1999.

(5) Incorporated by reference to the filing of Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on March 23, 1998.

(6) Incorporated by reference to the filing of Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R on August 19, 1998.

(7) Incorporated by reference to the filing of Post-Effective Amendment No 23 to the Form N-4 Registration Statement of American General Life Insurance Company's Separate Account A (File No. 33-44745) on April 24, 1998.

(8)  To be filed by amendment.


                                       IV

                              POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Thomas M. Zurek, Robert F. Herbert, Jr. and Pauletta P. Cohn and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this amended Registration Statement, which amendment or amendments may make such changes and additions to this amended Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, American General Life Insurance Company Separate Account VL-R, has duly caused this amended registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Houston, and State of Texas, on the 15th day of February, 1999.

                              AMERICAN GENERAL LIFE INSURANCE
                              COMPANY SEPARATE ACCOUNT VL-R
                              (Registrant)

                              BY:   AMERICAN GENERAL LIFE
                                    INSURANCE COMPANY
                                    (On behalf of the Registrant and itself)


                                    BY:  ROBERT F. HERBERT, JR.
                                        -----------------------------
                                         Robert F. Herbert, Jr.
                                         Senior Vice President
[SEAL]
ATTEST:     PAULETTA P. COHN
            --------------------------
            Pauletta P. Cohn
            Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                     Title                          Date
---------                     -----                          ----

  RONALD H. RIDLEHUBER     Principal Executive Officer    February 15, 1999
-------------------------- and Director
(Ronald H. Ridlehuber)


  PHILIP K. POLKINGHORN    Principal Financial Officer    February 15, 1999
 ------------------------  and Director
(Philip K. Polkinghorn)


  ROBERT F. HERBERT, JR.   Principal Accounting Officer   February 15, 1999
 -----------------------   and Director
(Robert F. Herbert, Jr.)

Signature                     Title                          Date
---------                     -----                          ----

 DAVID A. FRAVEL           Director                      February 15, 1999
----------------------
(David A. Fravel)


 ROYCE G. IMHOFF, II       Director                      February 15, 1999
-------------------------
(Royce G. Imhoff, II)


 JOHN V. LAGRASSE          Director                      February 15, 1999
------------------------
(John V. LaGrasse



 RODNEY O. MARTIN, JR.     Director                      February 15, 1999
------------------------
(Rodney O. Martin, Jr.)



 JON P.  NEWTON            Director                      February 15, 1999
------------------------
(Jon P. Newton)



 GARY D. REDDICK           Director                      February 15, 1999
------------------------
(Gary D. Reddick)

                                 EXHIBIT INDEX


1.    Exhibits required by Article IX, paragraph A of Form N-8B-2:

      (1)(a) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (3)

      (1)(b) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of variable life insurance standards of suitability and conduct. (1)

      (2)       Not applicable.

      (3)(a) Amended and Restated Distribution Agreement between American General Securities Incorporated and American General Life Insurance Company effective October 15, 1998. (4)

      (3)(b)    Form of Selling Group Agreement. (5)

      (3)(c)    Not applicable.

      (4)       Not applicable.

      (5)(a)(i) Amended specimen form of the Lockwood Flexible Premium Variable Life Insurance Policy (Policy Form No. 98615). (6)

      (6)(a) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

      (6)(b) Bylaws of American General Life Insurance Company, adopted January 22, 1992. (3)

      (6)(c) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995 (6).

      (7)       Not applicable.

      (8)(a) Form of Participation Agreement by and between BT Insurance Funds Trust and American General Life Insurance Company. (6)

      (8)(b) Form of Amendment No. 3 to the Participation Agreement by and between Morgan Stanley Universal Funds, Inc. and American General Life Insurance Company. (6)

      (8)(c) Form of First Amendment to Participation Agreement by and between American General Life Insurance Company and American General Series Portfolio Company. (6)

      (8)(d) Form of Agreement by and between AIM Variable Insurance Funds, Inc. and American General Life Insurance Company. (6)

      (8)(e) Form of First Amendment to Participation Agreement by and between Royce Capital Fund and American General Life Insurance Company. (6)

      (8)(f) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (6)

      (8)(g) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

      (8)(h) Administrative Services Agreement dated as of June 1, 1998, between American General Life Insurance Company and AIM Advisors, Inc. (4)

      (9) All other material contracts not entered into in the ordinary course of business of the trust or of the depositor concerning the trust.

                Not applicable.

     (10)(a) Amended form of specimen application for life insurance issued by American General Life Insurance Company. (8)

     (10)(b) Specimen form of supplemental application for variable life insurance issued by American General Life Insurance Company on Policy Form No. 98615.(6)

     (10)(c)    Form of Service request.(6)

     (10)(d)    Form of Owner Authorization of Third Party Transfer.(6)


Other Exhibits

        2(a) Opinion and Consent of Pauletta P. Cohn, Associate General Counsel of American General Life Companies. (8)

        2(b)    Consent of Mayer, Brown & Platt. (8)


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


        2(c) Opinion and Consent of American General Life Insurance Company's actuary. (8)

        3       Not applicable.

        4       Not applicable.

        6       Consent of Independent Auditors. (8)

        7       Powers of Attorney. (Filed herewith on signature pages)

       27       Financial Data Schedule. Not applicable.

(1) Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on December 18, 1997.

(2) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of AGL on October 16, 1991.

(3) Incorporated herein by reference to the filing of Post-Effective Amendment No. 1 of the Form N-4 Registration Statement (File No. 33-43390) of Separate Account D of AGL on April 30, 1992.

(4) Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D on January 15, 1999.

(5) Incorporated by reference to the filing of Pre-Effective Amendment No. 1 of the Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R on March 23, 1998.

(6) Incorporated by reference to the filing of Pre-Effective Amendment No. 3 of the Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R on August 19, 1998.

(7) Incorporated by reference to the filing of Post-Effective Amendment No 23 to the Form N-4 Registration Statement of American General Life Insurance Company's Separate Account A (File No. 33-44745) on April 24, 1998.

(8)  To be filed by amendment.



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